FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
95 Wall Street
New York, New York 10005
(212) 858-8126



                                                     May 4, 1998




Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

                  Re:  First Investors New York Insured
                           Tax Free Fund, Inc.
                           File Nos.  2-86489 and 811-3843

Gentlemen:

         Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), First Investors New York Insured Tax Free Fund, Inc. (the "Fund") hereby certifies:

         (1) The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 18 to the Fund's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

         (2)  The  text  of   Post-Effective   Amendment   No.   18  was   filed
electronically with the Commission.

                                          Very truly yours,

                                          FIRST INVESTORS NEW YORK
                                          INSURED TAX FREE FUND, INC.


                                          By:/s/C. Durso
                                             ------------------------------
                                                  C. Durso, Vice President